Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs [Abstract]
Interest and Finance Costs

14.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2010	2009
Interest expense	$4,494	$4,642	$2,944
Amortization of financing costs	278	263	65
Commitment fees and other costs	152	308	275
Total	$4,924	$5,213	$3,284